Principal Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Computers
Property and Equipment
Estimated Useful Lives	3 years
Equipment, furniture and motor vehicles
Property and Equipment
Estimated Useful Lives	5 years
Leasehold improvements
Property and Equipment
Estimated Useful Lives	Lesser of lease terms or the estimated useful lives of the assets